Fair Value Hierarchy (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Fair Value Measurement [Line Items]
Summary of Financial Instruments Measured at Amortized Cost

The table also includes financial instruments measured at amortized cost. The Group determined the book value of such instruments approximates their fair value.

December 31, 2023	FVPL	Amortized cost	Total	Level 1	Level 2
Assets
Cash and Cash Equivalents	—	536,160	536,160	—	—
Financial Assets at Fair Value through Profit or Loss	104,387	—	104,387	104,387	—
Other Assets	—	11,782	11,782	—	—
Trade and Other Receivables	—	363,374	363,374	—	—
Derivative financial instruments (1)	2,040	—	2,040	—	2,040
	106,427	911,316	1,017,743	104,387	2,040

December 31, 2022	FVPL	Amortized cost	Total	Level 1	Level 2
Assets
Cash and Cash Equivalents	—	468,092	468,092	—	—
Financial Assets at Fair Value through Profit or Loss	1,295	—	1,295	1,295	—
Other Assets	—	56,789	56,789	—	—
Trade and Other Receivables	—	240,446	240,446	—	—
Derivative financial instruments (1)	1,206	—	1,206	—	1,206
	2,501	765,327	767,828	1,295	1,206

December 31, 2023	FVPL	Amortized cost	Total	Level 1	Level 2
Liabilities
Trade and Other Payables	—	(602,493)	(602,493)	—	—
Derivative financial instruments (1)	(948)	—	(948)	—	(948)
Lease Liabilities	—	(3,957)	(3,957)	—	—
	(948)	(606,450)	(607,398)	—	(948)

December 31, 2022	FVPL	Amortized cost	Total	Level 1	Level 2
Liabilities
Trade and Other Payables	—	(407,874)	(407,874)	—	—
Derivative financial instruments (1)	(544)	—	(544)	—	(544)
Lease Liabilities	—	(4,079)	(4,079)	—	—
	(544)	(411,953)	(412,497)	—	(544)

(1) The most frequently applied valuation techniques include forward pricing models. The models incorporate various inputs including: foreign exchange spot, interest rates curves of the respective currencies and the terms of the contract.

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